Subsequent Events (Details)		12 Months Ended
	Jun. 22, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2023 CNY (¥)	Dec. 31, 2027	Jul. 24, 2025 shares	Jul. 22, 2025 USD ($) shares	Jul. 02, 2025 CNY (¥)	Jul. 02, 2025 USD ($)	Feb. 14, 2025 USD ($)	Jun. 30, 2020
Subsequent Events [Line Items]
Original issue discount | $			$ 2,880,000								$ 630,000
Purchase		¥ 2,500,000	$ 348,987
Zhibao China [Member]
Subsequent Events [Line Items]
Equity Interest												12.20%
Zhibao China [Member] | Forecast [Member]
Subsequent Events [Line Items]
Equity Interest						34.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Net of original issue discount percentage								10.00%
Subsequent Event [Member] | Additional Second Tranche [Member]
Subsequent Events [Line Items]
Purchase price | $										$ 3,500,000
Subsequent Event [Member] | A&R Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Original issue discount | $								$ 270,000
Subsequent Event [Member] | First Closing of Second Tranche [Member]
Subsequent Events [Line Items]
Number of warrant to purchase ordinary shares | shares								1.18172
Subsequent Event [Member] | Zhibao China [Member]
Subsequent Events [Line Items]
Equity Interest									51.00%	51.00%
Purchase price | ¥									¥ 25,500,000
Subsequent Event [Member] | Investor [Member]
Subsequent Events [Line Items]
Number of warrant to purchase ordinary shares | shares								123,002
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Purchase | $	$ 15,000,000
Common stock share issued | shares			16,105,132	14,707,073
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Hudson Global Ventures, LLC [Member]
Subsequent Events [Line Items]
Common stock share issued | shares							140,000